Financial Instruments - classification - Offsetable assets and liabilities (Details) £ in Millions	Dec. 31, 2020 $ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Instruments which can be offset
IFRS offset		£ 733	£ 811
Potential for offset not recognised by IFRS
Financial Assets		799,491	723,039
Non-cumulative preference shares of US$0.01
Potential for offset not recognised by IFRS
Par value per share | $ / shares	$ 0.01
Derivatives
Instruments which can be offset
Gross		4,811	4,454
IFRS offset		733	811
Balance sheet		5,544	5,265
Potential for offset not recognised by IFRS
Cash collateral		(4,574)	(1,389)
Other financial collateral		(132)	(3,016)
Net amount after the effect of netting arrangements and related collateral		838	860
Instruments outside netting arrangements		274	(2,115)
Balance sheet total		5,818	3,150
Trading reverse repos/repos
Instruments which can be offset
Gross		1,705	(2,124)
Balance sheet		1,705	(2,124)
Potential for offset not recognised by IFRS
Other financial collateral		(1,633)	2,485
Net amount after the effect of netting arrangements and related collateral		72	361
Instruments outside netting arrangements		(1,337)	(1,666)
Balance sheet total		368	(3,790)
Non trading reverse repos / repos
Instruments which can be offset
Gross		13,527	6,452
Balance sheet		13,527	6,452
Potential for offset not recognised by IFRS
Other financial collateral		(13,527)	(6,452)
Balance sheet total		13,527	6,452
Currency swaps | GBP LIBOR
Potential for offset not recognised by IFRS
Financial Assets		5,200
Currency swaps | GBP LIBOR | USD
Potential for offset not recognised by IFRS
Financial Assets		2,000
Currency swaps | GBP LIBOR | Euro
Potential for offset not recognised by IFRS
Financial Assets		2,900
Currency swaps | GBP LIBOR | Other CCY
Potential for offset not recognised by IFRS
Financial Assets		300
Currency swaps | USD IBOR
Potential for offset not recognised by IFRS
Financial Assets		98,500
Currency swaps | USD IBOR | GBP
Potential for offset not recognised by IFRS
Financial Assets		231,700
Currency swaps | USD IBOR | Euro
Potential for offset not recognised by IFRS
Financial Assets		85,800
Currency swaps | USD IBOR | Other CCY
Potential for offset not recognised by IFRS
Financial Assets		47,400
Currency swaps | EUR IBOR
Potential for offset not recognised by IFRS
Financial Assets		5,100
Currency swaps | EUR IBOR | GBP
Potential for offset not recognised by IFRS
Financial Assets		2,300
Currency swaps | EUR IBOR | USD
Potential for offset not recognised by IFRS
Financial Assets		1,800
Currency swaps | EUR IBOR | Other CCY
Potential for offset not recognised by IFRS
Financial Assets		1,000
Currency swaps | Other IBOR
Potential for offset not recognised by IFRS
Financial Assets		2,200
Currency swaps | Other IBOR | USD
Potential for offset not recognised by IFRS
Financial Assets		1,200
Currency swaps | Other IBOR | Euro
Potential for offset not recognised by IFRS
Financial Assets		700
Currency swaps | Other IBOR | Other CCY
Potential for offset not recognised by IFRS
Financial Assets		300
Basis swaps | GBP LIBOR
Potential for offset not recognised by IFRS
Financial Assets		97,000
Basis swaps | USD IBOR
Potential for offset not recognised by IFRS
Financial Assets		81,000
Basis swaps | EUR IBOR
Potential for offset not recognised by IFRS
Financial Assets		49,000
Basis swaps | Other IBOR
Potential for offset not recognised by IFRS
Financial Assets		10,000
Derivatives
Instruments which can be offset
Gross		171,614	154,396
IFRS offset		(11,540)	(11,724)
Balance sheet		160,074	142,672
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements		(137,086)	(122,697)
Cash collateral		(15,034)	(17,296)
Other financial collateral		(4,921)	(1,276)
Net amount after the effect of netting arrangements and related collateral		3,033	1,403
Instruments outside netting arrangements		631	4,207
Balance sheet total		160,705	146,879
Trading repos
Instruments which can be offset
Gross		42,203	54,131
IFRS offset		(24,867)	(28,720)
Balance sheet		17,336	25,411
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements		(929)	(562)
Other financial collateral		(16,407)	(24,849)
Instruments outside netting arrangements		1,700	2,474
Balance sheet total		19,036	27,885
Non trading repos
Instruments which can be offset
Gross		22,590	14,889
IFRS offset		(10,953)	(10,527)
Balance sheet		11,637	4,362
Potential for offset not recognised by IFRS
Other financial collateral		(11,637)	(4,362)
Balance sheet total		11,637	4,362
Derivatives
Instruments which can be offset
Gross		176,425	158,850
IFRS offset		(10,807)	(10,913)
Balance sheet		165,618	147,937
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements		(137,086)	(122,697)
Cash collateral		(19,608)	(18,685)
Other financial collateral		(5,053)	(4,292)
Net amount after the effect of netting arrangements and related collateral		3,871	2,263
Instruments outside netting arrangements		905	2,092
Balance sheet total		166,523	150,029
Potential for offset not recognised by IFRS
Financial Assets		166,523	150,029
Trading reverse repos
Instruments which can be offset
Gross		43,908	52,007
IFRS offset		(24,867)	(28,720)
Balance sheet		19,041	23,287
Potential for offset not recognised by IFRS
Effect of master netting agreement and similar agreements		(929)	(562)
Other financial collateral		(18,040)	(22,364)
Net amount after the effect of netting arrangements and related collateral		72	361
Instruments outside netting arrangements			808
Balance sheet total			24,095
Potential for offset not recognised by IFRS
Instruments outside netting arrangements		363
Balance sheet total		19,404
Non trading reverse repos
Instruments which can be offset
Gross		36,117	21,341
IFRS offset		(10,953)	(10,527)
Balance sheet		25,164	10,814
Potential for offset not recognised by IFRS
Other financial collateral		(25,164)	(10,814)
Balance sheet total		£ 25,164	£ 10,814